CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenues	$ 84,556	$ 77,973	$ 75,359
Cost of revenue:
Total cost of revenues	68,628	66,703	66,924
Gross profit	15,928	11,270	8,435
Operating expenses:
Research and development, net	479	517	185
Selling and marketing, net	5,629	5,147	4,369
General and administrative, net	9,970	8,354	7,612
Other (income) expenses	(90)	(468)	315
Restructuring Charges	1,715	1,755	0
Total operating expenses	17,703	15,305	12,481
Operating (loss)	(1,775)	(4,035)	(4,046)
Interest expenses	(902)	(250)	(96)
Other financial income (expenses), net	1,029	(290)	(674)
Income (loss) before taxes on income (tax benefit)	(1,648)	(4,575)	(4,816)
Taxes on income (tax benefit)	98	(662)	(1,517)
Loss before share of equity investment	(1,746)	(3,913)	(3,299)
Share in profit (losses) of equity investment of affiliated companies	184	(76)	(185)
Net loss from continued operation	(1,562)	(3,989)	(3,484)
Net income (loss) from discontinued operation		427	(1,845)
Net loss	$ (1,562)	$ (3,562)	$ (5,329)
Net loss per share basic and diluted from continued operation	$ (0.175)	$ (0.45)	$ (0.39)
Net income (loss) per share basic and diluted from discontinued operation	0	(0.05)	(0.21)
Net loss per share basic	(0.175)	(0.4)	(0.6)
Net loss per share diluted	$ (0.175)	$ (0.4)	$ (0.6)
Weighted average number of shares outstanding:
Weighted average shares outstanding - basic	8,911,546	8,874,696	8,874,696
Weighted average shares outstanding - diluted	8,911,546	8,874,696	8,874,696
Product [Member]
Revenue:
Total revenues	$ 25,460	$ 25,870	$ 22,739
Cost of revenue:
Total cost of revenues	21,631	23,761	20,751
Service [Member]
Revenue:
Total revenues	59,096	52,103	52,620
Cost of revenue:
Total cost of revenues	$ 46,997	$ 42,942	$ 46,173